Goodwill (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Goodwill [Line Items]
Goodwill - gross	$ 21,626	134,735	134,735
Accumulated impairment loss	(21,626)	(134,735)	(134,735)
Goodwill - net